OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income Net
Schedule of Other income, net

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Government grants (1)	(110,608)	(165,665)	(289,629)
Rental income (lessor lease)	(109,533)	(207,857)	(186,223)
Income from disposal of scrap materials	(20,621)	(51,289)	(10,698)
Other (income)/expenses	(6,185)	(9,220)	12,202
Total	(246,947)	(434,031)	(474,348)

(1)	Government grants mainly represent the subsidies for researching and development activity and improvement of production technology.